Taxation	12 Months Ended
Sep. 30, 2024
Taxation [Abstract]
TAXATION
9.	TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Group is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, since September 1, 2018, under the two-tiered profits tax rate regime, the profits tax rate for the first HKD2 million of assessable profits has been lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. Work HK was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

PRC

The Group’s subsidiaries in mainland China are all subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws and regulations. The EIT rate for the Group’s operation in mainland China was 25% with the following exceptions.

Hangzhou Shanyou was qualified as a “high and new technology enterprise strongly supported by the State” in November 2017 and renewed in December 2023, and entitled to an EIT rate of 15%, expiring on December 8, 2026.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the year ended September 30, 2024, there are qualified small and low-profit enterprises in PRC, and thus it was eligible for the above preferential tax rate for small and low-profit enterprises.

The income tax provision consisted of the following components:

	For the years ended
	September 30,
	2024	2023	2022
Current income tax (benefit) expenses	$(83,025)	$141,539	$483,443
Deferred income tax benefit	(42,266)	(94,533)	(314,008)
Total income tax (benefit) expenses	$(125,291)	$47,006	$169,435

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended
	September 30,
	2024	2023	2022
Income (loss) before income taxes	$(3,665,700)	$110,389	$1,113,561
Income tax expenses computed at statutory EIT rate of 25%	(916,425)	27,597	278,390
Reconciling items:
Effect of preferred tax rate	657,287	(14,264)	(102,578)
Additional deduction for R&D expenses	(45,377)	(45,247)	(27,585)
Change in valuation allowance	164,582	53,964	13,660
Tax effect of non-deductible items	14,642	24,956	7,548
Income tax (benefit) expenses	(125,291)	47,006	169,435
Effective tax rates	$3.4%	$42.6%	$15.2%

Deferred tax assets/liability

As of September 30, 2024 and 2023, the significant components of the deferred tax assets and deferred tax liabilities are summarized below:

	As of September 30,
	2024	2023
Deferred tax assets:
Allowance for credit loss	$213,390	$510,542
Inventories write-down	37,746	36,193
Impairment of equipment	-	33,768
Net operating loss carry forwards	78,210	52,359
Deferred tax assets, gross	329,346	632,862
Less: valuation allowance	(78,210)	(59,879)
Deferred tax assets, net	$251,136	$572,983
Deferred tax liability:
Depreciation*	138,220	506,111
Deferred tax liability, net	138,220	506,111
Net deferred tax asset:	$112,916	$66,872
*	The PRC income tax laws and regulations allow the Group to deduct certain machinery and equipment’s depreciation once for all at the time of purchase which is in excess of the related depreciation under accounting.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2024 and 2023, the Group did not have any significant unrecognized uncertain tax positions.